Related party transactions - Summary of compensation of key management personnel (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	£ 13,003,000	£ 13,487,000	£ 13,678,000
Post-employment benefits	29,000	69,000	46,000
Other long-term employee benefits	1,081,000	1,152,000	1,378,000
Share-based payments	4,699,000	4,234,000	4,331,000
Total	18,812,000	18,942,000	£ 19,433,000
Loss of employment expense	£ 30,000,000	£ 600,000